UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21672

Name of Fund: S&P 500(R) Covered Call Fund Inc. (BEP)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
      Officer, S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

S&P 500(R)
Covered Call Fund Inc.

Annual Report
December 31, 2007

[LOGO] IQ INVESTMENT                            [LOGO] OPPENHEIMER CAPITAL
           ADVISORS

S&P 500(R) Covered Call Fund Inc.

Portfolio Information as of December 31, 2007

                                                                      Percent of
Top Ten Holdings                                                      Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ...................................................    4.0%
General Electric Co. ................................................    2.9
Microsoft Corp. .....................................................    2.2
AT&T Inc. ...........................................................    1.9
The Procter & Gamble Co. ............................................    1.8
Chevron Corp. .......................................................    1.5
Johnson & Johnson ...................................................    1.5
Bank of America Corp. ...............................................    1.4
Apple Computer, Inc. ................................................    1.3
Cisco Systems, Inc. .................................................    1.3
--------------------------------------------------------------------------------

                                                                      Percent of
Top Five Industries                                                   Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels .........................................   10.1%
Pharmaceuticals .....................................................    6.3
Computers & Peripherals .............................................    4.5
Diversified Financial Services ......................................    4.4
Insurance ...........................................................    4.3
--------------------------------------------------------------------------------

                                                                      Percent of
S&P 500(R) Index Sector Weightings                         Long-Term Investments
--------------------------------------------------------------------------------
Financials ..........................................................   17.7%
Information Technology ..............................................   16.7
Energy ..............................................................   12.7
Health Care .........................................................   12.0
Industrials .........................................................   11.5
Consumer Staples ....................................................   10.2
Consumer Discretionary ..............................................    8.5
Utilities ...........................................................    3.8
Telecommunication Services ..........................................    3.6
Materials ...........................................................    3.3
--------------------------------------------------------------------------------
      For Fund portfolio compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

S&P 500 and Standard & Poor's 500 are registered trademarks of the McGraw-Hill Companies.


2         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007

A Summary From Your Fund's Portfolio Manager

      We are pleased to provide you with this shareholder report for S&P 500(R) Covered Call Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following is provided by Oppenheimer Capital LLC, the Fund's subadviser.

The investment objective of the S&P 500(R) Covered Call Fund Inc. (the "Fund") is to seek total returns through a covered call strategy that seeks to approximate the performance, less fees and expenses, of the CBOE S&P 500(R) BuyWrite IndexSM (the "BXM Index"). The BXM Index is a passive, total return index that is based on purchasing the common stocks of all of the companies included in the Standard and Poor's 500(R) Composite Stock Price Index ("S&P 500 Index"), weighted in the same proportions as the S&P 500 (the "Stocks"), and writing (selling) call options on the S&P 500 Index. There can be no assurance that the Fund will achieve its investment objective.

For the annual period ended December 31, 2007, the Fund had a total investment return as set forth in the table below, based on the change per share in net asset value of $17.65 to $16.59. For the same period, the Fund's unmanaged reference index, the BXM Index, had a total return as shown below. All of the Fund and index information presented includes the reinvestment of any dividends or distributions. Distribution information may be found in the Notes to Financial Statements, Note 5.

--------------------------------------------------------------------------------
Period                                  Fund*        BXM Index**      Difference
--------------------------------------------------------------------------------
Fiscal year ended
December 31, 2007                       5.75%          6.59%           (0.84%)
--------------------------------------------------------------------------------
Since inception
(March 31, 2005)                       22.11%         25.44%           (3.33%)
--------------------------------------------------------------------------------
*     Fund performance information is net of expenses.
**    The reference index has no expenses associated with performance.

For more detail with regard to the Fund's total investment return based on a change in the per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), please refer to the Financial Highlights section of this report.

As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Stephen Bond-Nelson
Portfolio Manager

January 18, 2008

CBOE, Volatility Index and VIX are registered trademarks and BXM is a service mark of the Chicago Board Options Exchange.


         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007         3

Schedule of Investments as of December 31, 2007

                                                                  Shares
Industry        Common Stocks                                       Held          Value
==========================================================================================
Aerospace & Defense -- 2.8%
                Boeing Co.                                        17,410      $  1,522,679
                General Dynamics Corp.                             9,038           804,292
                Goodrich Corp.                                     2,800           197,708
                Honeywell International, Inc.                     16,774         1,032,775
                L-3 Communications Holdings, Inc.                  2,818           298,539
                Lockheed Martin Corp.                              7,795           820,502
                Northrop Grumman Corp.                             7,600           597,664
                Precision Castparts Corp.                          3,103           430,386
                Raytheon Co.                                       9,643           585,330
                Rockwell Collins, Inc.                             3,660           263,410
                United Technologies Corp.                         22,204         1,699,494
                                                                              ------------
                                                                                 8,252,779
------------------------------------------------------------------------------------------
Air Freight & Logistics -- 0.9%
                C.H. Robinson Worldwide, Inc.                      3,813           206,360
                Expeditors International Washington, Inc.          4,787           213,883
                FedEx Corp.                                        6,947           619,464
                United Parcel Service, Inc. Class B               23,604         1,669,275
                                                                              ------------
                                                                                 2,708,982
------------------------------------------------------------------------------------------
Airlines -- 0.1%
                Southwest Airlines Co.                            16,488           201,154
------------------------------------------------------------------------------------------
Auto Components -- 0.2%
                The Goodyear Tire & Rubber Co. (a)                 5,387           152,021
                Johnson Controls, Inc.                            13,339           480,738
                                                                              ------------
                                                                                   632,759
------------------------------------------------------------------------------------------
Automobiles -- 0.3%
                Ford Motor Co. (a)                                47,400           319,002
                General Motors Corp.                              12,714           316,451
                Harley-Davidson, Inc.                              5,424           253,355
                                                                              ------------
                                                                                   888,808
------------------------------------------------------------------------------------------
Beverages -- 2.4%
                Anheuser-Busch Cos., Inc.                         16,484           862,773
                Brown-Forman Corp. Class B                         1,933           143,255
                The Coca-Cola Co.                                 44,643         2,739,741
                Coca-Cola Enterprises, Inc.                        6,428           167,321
                Constellation Brands, Inc. Class A (a)             4,355           102,952
                Molson Coors Brewing Co. Class B                   3,070           158,473
                Pepsi Bottling Group, Inc.                         3,115           122,918
                PepsiCo, Inc.                                     36,158         2,744,392
                                                                              ------------
                                                                                 7,041,825
------------------------------------------------------------------------------------------
Biotechnology -- 1.1%
                Amgen, Inc. (a)                                   24,431         1,134,576
                Biogen Idec, Inc. (a)                              6,590           375,103
                Celgene Corp. (a)                                  8,667           400,502
                Genzyme Corp. (a)                                  5,974           444,705
                Gilead Sciences, Inc. (a)                         20,907           961,931
                                                                              ------------
                                                                                 3,316,817
------------------------------------------------------------------------------------------
Building Products -- 0.1%
                Masco Corp.                                        8,284           179,017
                Trane, Inc.                                        3,850           179,834
                                                                              ------------
                                                                                   358,851
------------------------------------------------------------------------------------------
Capital Markets -- 3.3%
                American Capital Strategies Ltd.                   4,307           141,959
                Ameriprise Financial, Inc.                         5,209           287,068
                The Bank of New York Mellon Corp.                 25,578         1,247,183
                The Bear Stearns Cos., Inc.                        2,596           229,097
                The Charles Schwab Corp.                          21,041           537,598
                E*Trade Financial Corp. (a)                        9,519            33,792
                Federated Investors, Inc. Class B                  1,942            79,933
                Franklin Resources, Inc.                           3,629           415,266
                The Goldman Sachs Group, Inc.                      8,933         1,921,042
                Janus Capital Group, Inc.                          3,446           113,201
                Legg Mason, Inc.                                   3,016           220,620
                Lehman Brothers Holdings, Inc.                    11,906           779,129
                Merrill Lynch & Co., Inc. (b)                     19,229         1,032,213
                Morgan Stanley                                    23,838         1,266,036
                Northern Trust Corp.                               4,298           329,141
                State Street Corp.                                 8,675           704,410
                T. Rowe Price Group, Inc.                          5,927           360,836
                                                                              ------------
                                                                                 9,698,524
------------------------------------------------------------------------------------------
Chemicals -- 1.8%
                Air Products & Chemicals, Inc.                     4,830           476,382
                Ashland, Inc.                                      1,250            59,288
                The Dow Chemical Co.                              21,213           836,216
                E.I. du Pont de Nemours & Co.                     20,195           890,398
                Eastman Chemical Co.                               1,820           111,184
                Ecolab, Inc.                                       3,924           200,948
                Hercules, Inc.                                     2,596            50,233
                International Flavors & Fragrances, Inc.           1,818            87,500
                Monsanto Co.                                      12,283         1,371,888
                PPG Industries, Inc.                               3,678           258,306
                Praxair, Inc.                                      7,096           629,486
                Rohm & Haas Co.                                    2,815           149,392
                Sigma-Aldrich Corp.                                2,926           159,760
                                                                              ------------
                                                                                 5,280,981
------------------------------------------------------------------------------------------
Commercial Banks -- 3.0%
                BB&T Corp.                                        12,338           378,406
                Comerica, Inc.                                     3,392           147,654
                Commerce Bancorp, Inc.                             4,376           166,901
                Fifth Third Bancorp                               11,965           300,680
                First Horizon National Corp.                       2,839            51,528
                Huntington Bancshares, Inc.                        8,219           121,312
                KeyCorp                                            8,733           204,789
                M&T Bank Corp.                                     1,677           136,793
                Marshall & Ilsley Corp.                            5,780           153,054
                National City Corp.                               14,232           234,259
                The PNC Financial Services Group, Inc.             7,852           515,484
                Regions Financial Corp.                           15,614           369,271
                SunTrust Banks, Inc.                               7,845           490,234
                Synovus Financial Corp.                            7,378           177,662
                U.S. Bancorp                                      38,785         1,231,036
                Wachovia Corp.                                    44,373         1,687,505
                Wells Fargo & Co.                                 75,797         2,288,311
                Zions Bancorporation                               2,427           113,317
                                                                              ------------
                                                                                 8,768,196
------------------------------------------------------------------------------------------
Commercial Services & Supplies -- 0.5%
                Allied Waste Industries, Inc. (a)                  6,504            71,674
                Avery Dennison Corp.                               2,392           127,111
                Cintas Corp.                                       3,033           101,969
                Equifax, Inc.                                      2,961           107,662
                Monster Worldwide, Inc. (a)                        2,873            93,085
                Pitney Bowes, Inc.                                 4,872           185,331
                R.R. Donnelley & Sons Co.                          4,820           181,907
                Robert Half International, Inc.                    3,618            97,831
                Waste Management, Inc.                            11,419           373,059
                                                                              ------------
                                                                                 1,339,629
------------------------------------------------------------------------------------------


4         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007

                                                                  Shares
Industry        Common Stocks                                       Held          Value
==========================================================================================
Communications Equipment -- 2.5%
                Ciena Corp. (a)                                    1,922      $     65,559
                Cisco Systems, Inc. (a)                          136,279         3,689,073
                Corning, Inc.                                     35,397           849,174
                JDS Uniphase Corp. (a)                             4,930            65,569
                Juniper Networks, Inc. (a)                        11,716           388,971
                Motorola, Inc.                                    51,311           823,028
                QUALCOMM, Inc.                                    36,759         1,446,467
                Tellabs, Inc. (a)                                  9,865            64,517
                                                                              ------------
                                                                                 7,392,358
------------------------------------------------------------------------------------------
Computers & Peripherals -- 4.5%
                Apple Computer, Inc. (a)                          19,667         3,895,639
                Dell, Inc. (a)                                    50,338         1,233,784
                EMC Corp.                                         47,131           873,337
                Hewlett-Packard Co.                               57,910         2,923,297
                International Business Machines Corp.             30,952         3,345,911
                Lexmark International, Inc. Class A (a)            2,128            74,182
                Network Appliance, Inc. (a)                        7,731           192,966
                QLogic Corp. (a)                                   3,075            43,665
                SanDisk Corp. (a)                                  5,126           170,029
                Sun Microsystems, Inc. (a)                        18,612           337,436
                Teradata Corp. (a)                                 4,066           111,449
                                                                              ------------
                                                                                13,201,695
------------------------------------------------------------------------------------------
Construction & Engineering -- 0.2%
                Fluor Corp.                                        1,986           289,400
                Jacobs Engineering Group, Inc. (a)                 2,714           259,486
                                                                              ------------
                                                                                   548,886
------------------------------------------------------------------------------------------
Construction Materials -- 0.1%
                Vulcan Materials Co.                               2,430           192,189
------------------------------------------------------------------------------------------
Consumer Finance -- 0.8%
                American Express Co.                              26,268         1,366,461
                Capital One Financial Corp.                        8,778           414,848
                Discover Financial Services                       10,727           161,763
                SLM Corp.                                         11,586           233,342
                                                                              ------------
                                                                                 2,176,414
------------------------------------------------------------------------------------------
Containers & Packaging -- 0.1%
                Ball Corp.                                         2,257           101,565
                Bemis Co.                                          2,258            61,824
                Pactiv Corp. (a)                                   2,922            77,813
                Sealed Air Corp.                                   3,628            83,952
                                                                              ------------
                                                                                   325,154
------------------------------------------------------------------------------------------
Distributors -- 0.1%
                Genuine Parts Co.                                  3,771           174,597
------------------------------------------------------------------------------------------
Diversified Consumer Services -- 0.1%
                Apollo Group, Inc. Class A (a)                     3,072           215,501
                H&R Block, Inc.                                    7,301           135,580
                                                                              ------------
                                                                                   351,081
------------------------------------------------------------------------------------------
Diversified Financial Services -- 4.4%
                Bank of America Corp.                             99,695         4,113,416
                CIT Group, Inc.                                    4,267           102,536
                CME Group, Inc.                                    1,230           843,780
                Citigroup, Inc.                                  112,139         3,301,372
                IntercontinentalExchange, Inc. (a)                 1,563           300,878
                JPMorgan Chase & Co.                              75,452         3,293,480
                Leucadia National Corp.                            3,798           178,886
                Moody's Corp.                                      4,818           172,003
                NYSE Euronext                                      5,953           522,495
                                                                              ------------
                                                                                12,828,846
------------------------------------------------------------------------------------------
Diversified Telecommunication Services -- 3.2%
                AT&T Inc.                                        136,229         5,661,676
                CenturyTel, Inc.                                   2,479           102,779
                Citizens Communications Co.                        7,363            93,731
                Embarq Corp.                                       3,432           169,987
                Qwest Communications International Inc.           35,271           247,250
                Verizon Communications, Inc.                      64,924         2,836,530
                Windstream Corp.                                  10,717           139,535
                                                                              ------------
                                                                                 9,251,488
------------------------------------------------------------------------------------------
Electric Utilities -- 2.1%
                Allegheny Energy, Inc.                             3,734           237,520
                American Electric Power Co., Inc.                  8,985           418,342
                Duke Energy Corp.                                 28,326           571,335
                Edison International                               7,319           390,615
                Entergy Corp.                                      4,374           522,780
                Exelon Corp.                                      14,824         1,210,231
                FPL Group, Inc.                                    9,144           619,780
                FirstEnergy Corp.                                  6,847           495,312
                PPL Corp.                                          8,360           435,472
                Pepco Holdings, Inc.                               4,499           131,956
                Pinnacle West Capital Corp.                        2,255            95,635
                Progress Energy, Inc.                              5,822           281,959
                The Southern Co.                                  17,060           661,075
                                                                              ------------
                                                                                 6,072,012
------------------------------------------------------------------------------------------
Electrical Equipment -- 0.5%
                Cooper Industries Ltd. Class A                     4,045           213,900
                Emerson Electric Co.                              17,683         1,001,919
                Rockwell Automation, Inc.                          3,352           231,154
                                                                              ------------
                                                                                 1,446,973
------------------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.3%
                Agilent Technologies, Inc. (a)                     8,683           319,013
                Jabil Circuit, Inc.                                4,674            71,372
                Molex, Inc.                                        3,180            86,814
                Tyco Electronics Ltd.                             11,168           414,668
                                                                              ------------
                                                                                   891,867
------------------------------------------------------------------------------------------
Energy Equipment & Services -- 2.5%
                BJ Services Co.                                    6,578           159,582
                Baker Hughes, Inc.                                 7,143           579,297
                ENSCO International, Inc.                          3,254           194,003
                Halliburton Co.                                   19,793           750,353
                Nabors Industries Ltd. (a)                         6,362           174,255
                National Oilwell Varco, Inc. (a)                   8,012           588,562
                Noble Corp.                                        6,021           340,247
                Rowan Cos., Inc.                                   2,500            98,650
                Schlumberger Ltd.                                 26,862         2,642,415
                Smith International, Inc.                          4,500           332,325
                Transocean, Inc. (a)                               7,143         1,022,520
                Weatherford International Ltd. (a)                 7,576           519,714
                                                                              ------------
                                                                                 7,401,923
------------------------------------------------------------------------------------------
Food & Staples Retailing -- 2.4%
                CVS/Caremark Corp.                                33,175         1,318,706
                Costco Wholesale Corp.                             9,751           680,230
                The Kroger Co.                                    15,301           408,690
                SUPERVALU INC.                                     4,749           178,182
                SYSCO Corp.                                       13,661           426,360
                Safeway, Inc.                                      9,937           339,945
                Wal-Mart Stores, Inc.                             53,075         2,522,655
                Walgreen Co.                                      22,274           848,194
                Whole Foods Market, Inc.                           3,130           127,704
                                                                              ------------
                                                                                 6,850,666


         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007         5

                                                                  Shares
Industry        Common Stocks                                       Held          Value
==========================================================================================
Food Products -- 1.5%
                Archer-Daniels-Midland Co.                        14,441      $    670,496
                Campbell Soup Co.                                  4,998           178,579
                ConAgra Foods, Inc.                               10,949           260,477
                Dean Foods Co.                                     2,956            76,442
                General Mills, Inc.                                7,584           432,288
                H.J. Heinz Co.                                     7,119           332,315
                The Hershey Co.                                    3,779           148,893
                Kellogg Co.                                        5,931           310,962
                Kraft Foods, Inc.                                 34,754         1,134,023
                McCormick & Co., Inc.                              2,870           108,802
                Sara Lee Corp.                                    16,267           261,248
                Tyson Foods, Inc. Class A                          6,149            94,264
                Wm. Wrigley Jr. Co.                                4,893           286,485
                                                                              ------------
                                                                                 4,295,274
------------------------------------------------------------------------------------------
Gas Utilities -- 0.2%
                Nicor, Inc.                                        1,014            42,943
                Questar Corp.                                      3,880           209,908
                Spectra Energy Corp.                              14,203           366,721
                                                                              ------------
                                                                                   619,572
------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 1.7%
                Baxter International, Inc.                        14,243           826,806
                Becton Dickinson & Co.                             5,479           457,935
                Boston Scientific Corp. (a)                       30,138           350,505
                C.R. Bard, Inc.                                    2,289           216,997
                Covidien Ltd.                                     11,184           495,339
                Hospira, Inc. (a)                                  3,539           150,903
                Medtronic, Inc.                                   25,397         1,276,707
                St. Jude Medical, Inc. (a)                         7,690           312,522
                Stryker Corp.                                      5,348           399,603
                Varian Medical Systems, Inc. (a)                   2,810           146,570
                Zimmer Holdings, Inc. (a)                          5,280           349,272
                                                                              ------------
                                                                                 4,983,159
------------------------------------------------------------------------------------------
Health Care Providers & Services -- 2.4%
                Aetna, Inc.                                       11,240           648,884
                AmerisourceBergen Corp.                            3,773           169,295
                Cardinal Health, Inc.                              8,122           469,046
                Cigna Corp.                                        6,271           336,941
                Coventry Health Care, Inc. (a)                     3,479           206,131
                Express Scripts, Inc. (a)                          5,662           413,326
                Humana, Inc. (a)                                   3,806           286,630
                Laboratory Corp. of America Holdings (a)           2,588           195,472
                McKesson Corp.                                     6,500           425,815
                Medco Health Solutions, Inc. (a)                   6,008           609,211
                Patterson Cos., Inc. (a)                           3,141           106,637
                Quest Diagnostics, Inc.                            3,523           186,367
                Tenet Healthcare Corp. (a)                        10,649            54,097
                UnitedHealth Group, Inc.                          29,025         1,689,255
                WellPoint, Inc. (a)                               12,833         1,125,839
                                                                              ------------
                                                                                 6,922,946
------------------------------------------------------------------------------------------
Health Care Technology -- 0.0%
                IMS Health, Inc.                                   4,367           100,616
------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 1.4%
                Carnival Corp.                                     9,812           436,536
                Darden Restaurants, Inc.                           3,187            88,312
                Harrah's Entertainment, Inc.                       4,213           373,904
                International Game Technology                      7,085           311,244
                Marriott International, Inc. Class A               7,022           240,012
                McDonald's Corp.                                  26,568         1,565,121
                Starbucks Corp. (a)                               16,407           335,851
                Starwood Hotels & Resorts Worldwide, Inc.          4,473           196,946
                Wendy's International, Inc.                        1,963            50,724
                Wyndham Worldwide Corp.                            3,992            94,052
                Yum! Brands, Inc.                                 11,425           437,235
                                                                              ------------
                                                                                 4,129,937
------------------------------------------------------------------------------------------
Household Durables -- 0.4%
                Black & Decker Corp.                               1,405            97,858
                Centex Corp.                                       2,731            68,985
                D.R. Horton, Inc.                                  6,226            81,996
                Fortune Brands, Inc.                               3,424           247,761
                Harman International Industries, Inc.              1,358           100,098
                KB Home                                            1,721            37,174
                Leggett & Platt, Inc.                              3,821            66,638
                Lennar Corp. Class A                               3,131            56,014
                Newell Rubbermaid, Inc.                            6,274           162,371
                Pulte Homes, Inc.                                  4,773            50,307
                Snap-On, Inc.                                      1,291            62,278
                The Stanley Works                                  1,846            89,494
                Whirlpool Corp.                                    1,744           142,363
                                                                              ------------
                                                                                 1,263,337
------------------------------------------------------------------------------------------
Household Products -- 2.4%
                Clorox Co.                                         3,111           202,744
                Colgate-Palmolive Co.                             11,450           892,642
                Kimberly-Clark Corp.                               9,504           659,007
                The Procter & Gamble Co.                          69,761         5,121,853
                                                                              ------------
                                                                                 6,876,246
------------------------------------------------------------------------------------------
IT Services -- 0.8%
                Affiliated Computer Services, Inc.
                Class A (a)                                        2,257           101,790
                Automatic Data Processing, Inc.                   11,819           526,300
                Cognizant Technology Solutions Corp. (a)           6,522           221,357
                Computer Sciences Corp. (a)                        3,908           193,329
                Convergys Corp. (a)                                2,925            48,146
                Electronic Data Systems Corp.                     11,503           238,457
                Fidelity National Information Services, Inc.       3,834           159,456
                Fiserv, Inc. (a)                                   3,698           205,202
                Paychex, Inc.                                      7,491           271,324
                Unisys Corp. (a)                                   7,811            36,946
                The Western Union Co.                             16,867           409,531
                                                                              ------------
                                                                                 2,411,838
------------------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders -- 0.3%
                The AES Corp. (a)                                 15,033           321,555
                Constellation Energy Group, Inc.                   4,058           416,067
                Dynegy, Inc. Class A (a)                          11,136            79,511
                                                                              ------------
                                                                                   817,133
------------------------------------------------------------------------------------------
Industrial Conglomerates -- 3.7%
                3M Co.                                            16,021         1,350,890
                General Electric Co.                             227,010         8,415,261
                Textron, Inc.                                      5,599           399,209
                Tyco International Ltd.                           11,113           440,630
                                                                              ------------
                                                                                10,605,990
------------------------------------------------------------------------------------------
Insurance -- 4.3%
                ACE Ltd.                                           7,403           457,356
                AMBAC Financial Group, Inc.                        2,281            58,780
                AON Corp.                                          6,595           314,515
                Aflac, Inc.                                       10,958           686,300
                The Allstate Corp.                                12,820           669,589


6         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007

                                                                  Shares
Industry        Common Stocks                                       Held          Value
==========================================================================================
Insurance (concluded)
                American International Group, Inc.                56,970      $  3,321,351
                Assurant, Inc.                                     2,145           143,501
                Chubb Corp.                                        8,621           470,534
                Cincinnati Financial Corp.                         3,729           147,445
                Genworth Financial, Inc. Class A                   9,853           250,759
                Hartford Financial Services Group, Inc.            7,050           614,690
                Lincoln National Corp.                             6,051           352,289
                Loews Corp.                                        9,874           497,057
                MBIA, Inc.                                         2,829            52,704
                Marsh & McLennan Cos., Inc.                       11,684           309,275
                MetLife, Inc.                                     16,636         1,025,110
                Principal Financial Group, Inc.                    5,876           404,504
                The Progressive Corp.                             15,681           300,448
                Prudential Financial, Inc.                        10,198           948,822
                Safeco Corp.                                       2,124           118,264
                Torchmark Corp.                                    2,071           125,358
                The Travelers Cos., Inc.                          14,487           779,401
                UnumProvident Corp.                                8,105           192,818
                XL Capital Ltd. Class A                            4,004           201,441
                                                                              ------------
                                                                                12,442,311
------------------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.3%
                Amazon.com, Inc. (a)                               6,901           639,309
                Expedia, Inc. (a)                                  4,665           147,507
                IAC/InterActiveCorp (a)                            4,141           111,476
                                                                              ------------
                                                                                   898,292
------------------------------------------------------------------------------------------
Internet Software & Services -- 1.9%
                Akamai Technologies, Inc. (a)                      3,732           129,126
                eBay, Inc. (a)                                    25,539           847,639
                Google, Inc. Class A (a)                           5,200         3,595,696
                VeriSign, Inc. (a)                                 4,963           186,658
                Yahoo! Inc. (a)                                   30,020           698,265
                                                                              ------------
                                                                                 5,457,384
------------------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.1%
                Brunswick Corp.                                    1,975            33,674
                Eastman Kodak Co.                                  6,469           141,477
                Hasbro, Inc.                                       3,304            84,516
                Mattel, Inc.                                       8,240           156,890
                                                                              ------------
                                                                                   416,557
------------------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.4%
                Applera Corp. -- Applied
                Biosystems Group                                   3,778           128,150
                Millipore Corp. (a)                                1,226            89,719
                PerkinElmer, Inc.                                  2,663            69,291
                Thermo Fisher Scientific, Inc. (a)                 9,478           546,691
                Waters Corp. (a)                                   2,256           178,382
                                                                              ------------
                                                                                 1,012,233
------------------------------------------------------------------------------------------
Machinery -- 1.9%
                Caterpillar, Inc.                                 14,288         1,036,737
                Cummins, Inc.                                      2,294           292,187
                Danaher Corp.                                      5,687           498,977
                Deere & Co.                                        9,968           928,220
                Dover Corp.                                        4,464           205,746
                Eaton Corp.                                        3,291           319,062
                ITT Corp.                                          4,073           268,981
                Illinois Tool Works, Inc.                          9,286           497,172
                Ingersoll-Rand Co. Class A                         6,119           284,350
                Manitowoc Co.                                      2,916           142,388
                PACCAR, Inc.                                       8,274           450,768
                Pall Corp.                                         2,754           111,041
                Parker Hannifin Corp.                              3,779           284,596
                Terex Corp. (a)                                    2,305           151,139
                                                                              ------------
                                                                                 5,471,364
------------------------------------------------------------------------------------------
Media -- 2.8%
                CBS Corp. Class B                                 15,388           419,323
                Clear Channel Communications, Inc.                11,184           386,072
                Comcast Corp. Class A (a)                         69,031         1,260,506
                The DIRECTV Group, Inc. (a)                       16,126           372,833
                The E.W. Scripps Co. Class A                       2,006            90,290
                Gannett Co., Inc.                                  5,206           203,034
                Interpublic Group of Cos., Inc. (a)               10,588            85,869
                The McGraw-Hill Cos., Inc.                         7,390           323,756
                Meredith Corp.                                       853            46,898
                The New York Times Co. Class A                     3,231            56,639
                News Corp. Class A                                51,961         1,064,681
                Omnicom Group Inc.                                 7,339           348,823
                Time Warner, Inc.                                 81,193         1,340,496
                Viacom, Inc. Class B (a)                          14,741           647,425
                Walt Disney Co.                                   42,757         1,380,196
                The Washington Post Co. Class B                      130           102,886
                                                                              ------------
                                                                                 8,129,727
------------------------------------------------------------------------------------------
Metals & Mining -- 1.0%
                Alcoa, Inc.                                       19,051           696,313
                Allegheny Technologies, Inc.                       2,297           198,461
                Freeport-McMoRan Copper &
                  Gold, Inc. Class B                               8,579           878,833
                Newmont Mining Corp.                              10,150           495,625
                Nucor Corp.                                        6,468           383,035
                Titanium Metals Corp.                              1,958            51,789
                United States Steel Corp.                          2,653           320,774
                                                                              ------------
                                                                                 3,024,830
------------------------------------------------------------------------------------------
Multi-Utilities -- 1.1%
                Ameren Corp.                                       4,672           253,269
                CMS Energy Corp.                                   5,056            87,873
                CenterPoint Energy, Inc.                           7,216           123,610
                Consolidated Edison, Inc.                          6,099           297,936
                DTE Energy Co.                                     3,677           161,641
                Dominion Resources, Inc.                          13,137           623,351
                Integrys Energy Group, Inc.                        1,713            88,545
                NiSource, Inc.                                     6,159           116,344
                PG&E Corp.                                         7,953           342,695
                Public Service Enterprise Group, Inc.              5,712           561,147
                Sempra Energy                                      5,872           363,359
                TECO Energy, Inc.                                  4,732            81,438
                Xcel Energy, Inc.                                  9,433           212,903
                                                                              ------------
                                                                                 3,314,111
------------------------------------------------------------------------------------------
Multiline Retail -- 0.8%
                Big Lots, Inc. (a)                                 2,031            32,476
                Dillard's, Inc. Class A                            1,283            24,095
                Family Dollar Stores, Inc.                         3,155            60,671
                J.C. Penney Co., Inc.                              4,980           219,070
                Kohl's Corp. (a)                                   7,046           322,707
                Macy's, Inc.                                       9,726           251,612
                Nordstrom, Inc.                                    4,223           155,111
                Sears Holdings Corp. (a)                           1,639           167,260
                Target Corp.                                      18,663           933,150
                                                                              ------------
                                                                                 2,166,152
------------------------------------------------------------------------------------------


         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007         7

                                                                  Shares
Industry        Common Stocks                                       Held          Value
==========================================================================================
Office Electronics -- 0.1%
                Xerox Corp.                                       20,765      $    336,185
------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 10.1%
                Anadarko Petroleum Corp.                          10,476           688,168
                Apache Corp.                                       7,439           799,990
                Chesapeake Energy Corp.                           10,203           399,958
                Chevron Corp.                                     47,428         4,426,455
                ConocoPhillips                                    35,930         3,172,619
                Consol Energy, Inc.                                4,076           291,516
                Devon Energy Corp.                                 9,995           888,655
                EOG Resources, Inc.                                5,526           493,196
                El Paso Corp.                                     15,735           271,271
                Exxon Mobil Corp.                                122,726        11,498,199
                Hess Corp.                                         6,243           629,669
                Marathon Oil Corp.                                15,955           971,021
                Murphy Oil Corp.                                   4,226           358,534
                Noble Energy, Inc.                                 3,856           306,629
                Occidental Petroleum Corp.                        18,612         1,432,938
                Peabody Energy Corp.                               5,948           366,635
                Range Resources Corp.                              3,351           172,107
                Sunoco, Inc.                                       2,641           191,314
                Tesoro Corp.                                       3,077           146,773
                Valero Energy Corp.                               12,364           865,851
                Williams Cos., Inc.                               13,332           477,019
                XTO Energy, Inc.                                  10,862           557,885
                                                                              ------------
                                                                                29,406,402
------------------------------------------------------------------------------------------
Paper & Forest Products -- 0.3%
                International Paper Co.                            9,617           311,398
                MeadWestvaco Corp.                                 4,150           129,895
                Weyerhaeuser Co.                                   4,707           347,094
                                                                              ------------
                                                                                   788,387
------------------------------------------------------------------------------------------
Personal Products -- 0.2%
                Avon Products, Inc.                                9,638           380,990
                The Estee Lauder Cos., Inc. Class A                2,562           111,729
                                                                              ------------
                                                                                   492,719
------------------------------------------------------------------------------------------
Pharmaceuticals -- 6.3%
                Abbott Laboratories                               34,711         1,949,022
                Allergan, Inc.                                     6,895           442,935
                Barr Pharmaceuticals, Inc. (a)                     2,420           128,502
                Bristol-Myers Squibb Co.                          44,442         1,178,602
                Eli Lilly & Co.                                   22,167         1,183,496
                Forest Laboratories, Inc. (a)                      7,005           255,332
                Johnson & Johnson                                 64,282         4,287,609
                King Pharmaceuticals, Inc. (a)                     5,491            56,228
                Merck & Co., Inc.                                 48,891         2,841,056
                Mylan, Inc.                                        6,792            95,496
                Pfizer, Inc.                                     153,414         3,487,100
                Schering-Plough Corp.                             36,383           969,243
                Watson Pharmaceuticals, Inc. (a)                   2,328            63,182
                Wyeth                                             30,080         1,329,235
                                                                              ------------
                                                                                18,267,038
------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 1.0%
                Apartment Investment & Management
                Co. Class A                                        2,147            74,565
                AvalonBay Communities, Inc.                        1,773           166,910
                Boston Properties, Inc.                            2,679           245,959
                Developers Diversified Realty Corp.                2,760           105,680
                Equity Residential                                 6,089           222,066
                General Growth Properties, Inc.                    5,477           225,543
                Host Marriott Corp.                               11,734           199,947
                Kimco Realty Corp.                                 5,676           206,606
                Plum Creek Timber Co., Inc.                        3,870           178,175
                ProLogis                                           5,785           366,653
                Public Storage                                     2,797           205,328
                Simon Property Group, Inc.                         5,009           435,082
                Vornado Realty Trust                               3,010           264,730
                                                                              ------------
                                                                                 2,897,244
------------------------------------------------------------------------------------------
Real Estate Management & Development -- 0.0%
                CB Richard Ellis Group, Inc. (a)                   4,446            95,811
------------------------------------------------------------------------------------------
Road & Rail -- 0.8%
                Burlington Northern Santa Fe Corp.                 6,695           557,225
                CSX Corp.                                          9,444           415,347
                Norfolk Southern Corp.                             8,698           438,727
                Ryder System, Inc.                                 1,303            61,254
                Union Pacific Corp.                                5,899           741,032
                                                                              ------------
                                                                                 2,213,585
------------------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 2.7%
                Advanced Micro Devices, Inc. (a)                  13,559           101,692
                Altera Corp.                                       7,544           145,750
                Analog Devices, Inc.                               6,814           216,004
                Applied Materials, Inc.                           30,956           549,779
                Broadcom Corp. Class A (a)                        10,568           276,248
                Intel Corp.                                      131,338         3,501,471
                KLA-Tencor Corp.                                   4,091           197,023
                LSI Logic Corp. (a)                               15,857            84,201
                Linear Technology Corp.                            5,020           159,787
                MEMC Electronic Materials, Inc. (a)                5,146           455,370
                Microchip Technology, Inc.                         4,812           151,193
                Micron Technology, Inc. (a)                       17,081           123,837
                National Semiconductor Corp.                       5,278           119,494
                Novellus Systems, Inc. (a)                         2,609            71,930
                Nvidia Corp. (a)                                  12,479           424,536
                Teradyne, Inc. (a)                                 3,900            40,326
                Texas Instruments, Inc.                           31,407         1,048,994
                Xilinx, Inc.                                       6,604           144,429
                                                                              ------------
                                                                                 7,812,064
------------------------------------------------------------------------------------------
Software -- 3.7%
                Adobe Systems, Inc. (a)                           12,889           550,746
                Autodesk, Inc. (a)                                 5,187           258,105
                BMC Software, Inc. (a)                             4,398           156,745
                CA, Inc.                                           8,802           219,610
                Citrix Systems, Inc. (a)                           4,261           161,961
                Compuware Corp. (a)                                6,429            57,090
                Electronic Arts, Inc. (a)                          7,075           413,251
                Intuit, Inc. (a)                                   7,474           236,253
                Microsoft Corp.                                  180,726         6,433,846
                Novell, Inc. (a)                                   7,859            53,991
                Oracle Corp. (a)                                  88,579         2,000,114
                Symantec Corp. (a)                                19,481           314,423
                                                                              ------------
                                                                                10,856,135
------------------------------------------------------------------------------------------
Specialty Retail -- 1.5%
                Abercrombie & Fitch Co. Class A                    1,937           154,901
                AutoNation, Inc. (a)                               3,099            48,530
                AutoZone, Inc. (a)                                   992           118,951
                Bed Bath & Beyond, Inc. (a)                        5,949           174,841
                Best Buy Co., Inc.                                 7,883           415,040
                Circuit City Stores, Inc.                          3,786            15,901
                GameStop Corp. Class A (a)                         3,572           221,857


8         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007

Schedule of Investments (concluded)

                                                                  Shares
Industry        Common Stocks                                       Held          Value
==========================================================================================
Specialty Retail (concluded)
                The Gap, Inc.                                     10,462      $    222,631
                Home Depot, Inc.                                  37,908         1,021,242
                Limited Brands, Inc.                               6,981           132,150
                Lowe's Cos., Inc.                                 32,854           743,157
                Office Depot, Inc. (a)                             6,131            85,282
                OfficeMax, Inc.                                    1,694            34,998
                RadioShack Corp.                                   2,945            49,653
                The Sherwin-Williams Co.                           2,342           135,930
                Staples, Inc.                                     15,883           366,421
                TJX Cos., Inc.                                     9,816           282,014
                Tiffany & Co.                                      3,056           140,668
                                                                              ------------
                                                                                 4,364,167
------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.4%
                Coach, Inc. (a)                                    8,269           252,866
                Jones Apparel Group, Inc.                          1,906            30,477
                Liz Claiborne, Inc.                                2,235            45,482
                Nike, Inc. Class B                                 8,626           554,134
                Polo Ralph Lauren Corp.                            1,323            81,748
                VF Corp.                                           1,984           136,221
                                                                              ------------
                                                                                 1,100,928
------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 0.7%
                Countrywide Financial Corp.                       12,999           116,211
                Fannie Mae                                        21,972           878,441
                Freddie Mac                                       14,860           506,280
                Hudson City Bancorp, Inc.                         11,690           175,584
                MGIC Investment Corp.                              1,832            41,092
                Sovereign Bancorp, Inc.                            8,096            92,294
                Washington Mutual, Inc.                           19,514           265,586
                                                                              ------------
                                                                                 2,075,488
------------------------------------------------------------------------------------------
Tobacco -- 1.4%
                Altria Group, Inc.                                47,313         3,575,917
                Reynolds American, Inc.                            3,843           253,484
                UST, Inc.                                          3,519           192,841
                                                                              ------------
                                                                                 4,022,242
------------------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.1%
                W.W. Grainger, Inc.                                1,506           131,805
------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.4%
                American Tower Corp. Class A (a)                   9,091           387,277
                Sprint Nextel Corp.                               63,885           838,810
                                                                              ------------
                                                                                 1,226,087
------------------------------------------------------------------------------------------
                Total Common Stocks
                (Cost -- $235,714,568) -- 99.4%                                289,040,750
==========================================================================================

==========================================================================================

                                                                    Face
                Short-Term Securities                             Amount
==========================================================================================
Time Deposits -- 2.8%
                State Street Bank & Trust Co.,
                  3.25% due 1/02/2008                         $8,236,849         8,236,849
------------------------------------------------------------------------------------------
                Total Short-Term Securities
                (Cost -- $8,236,849) -- 2.8%                                     8,236,849
==========================================================================================
                Total Investments Before Options Written
                (Cost -- $243,951,417*) -- 102.2%                              297,277,599
==========================================================================================

==========================================================================================

                                                               Number of
                Options Written                                Contracts
==========================================================================================
Call Options Written
                S&P 500 Index, expiring
                  January 2008 at USD 1,480                        2,011        (4,102,440)
------------------------------------------------------------------------------------------
                Total Options Written
                (Premiums Received -- $5,948,112) -- (1.4%)                     (4,102,440)
==========================================================================================
Total Investments, Net of Options Written
(Cost -- $238,003,305) -- 100.8%                                               293,175,159

Liabilities in Excess of Other Assets -- (0.8%)                                 (2,218,456)
                                                                              ------------
Net Assets -- 100.0%                                                          $290,956,703
                                                                              ============

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate Cost ..........................................   $ 295,697,610
                                                                  =============
      Gross unrealized appreciation ...........................   $   3,572,280
      Gross unrealized depreciation ...........................      (1,992,291)
                                                                  -------------
      Net unrealized appreciation .............................   $   1,579,989
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                    Purchase     Sales     Realized     Dividend
      Affiliate                       Cost        Cost       Gain        Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.      $7,512     $102,385   $60,505       $28,183
      --------------------------------------------------------------------------

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Financial futures contracts purchased as of December 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration        Face         Unrealized
      Contracts         Issue            Date           Value       Appreciation
      --------------------------------------------------------------------------
         85        E-MINI S&P 500     March 2008      $6,264,216       $14,096
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007         9

Statement of Assets, Liabilities and Capital

As of December 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost -- $242,897,997) ...                    $ 296,245,386
            Investments in affiliated securities, at value (identified cost -- $1,053,420) .......                        1,032,213
            Cash collateral on financial futures contracts .......................................                          306,000
            Receivables:
                Dividends ........................................................................   $     424,476
                Securities sold ..................................................................          71,401
                Interest .........................................................................             743          496,620
                                                                                                     -------------
            Prepaid expenses .....................................................................                           40,418
                                                                                                                      -------------
            Total assets .........................................................................                      298,120,637
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Options written, at value (premiums received -- $5,948,112) ..........................                        4,102,440
            Payables:
                Dividends and distributions to shareholders ......................................       2,512,033
                Investment adviser ...............................................................         228,788
                Securities purchased .............................................................         149,152
                Variation margin .................................................................          34,850        2,924,823
                                                                                                     -------------
            Accrued expenses .....................................................................                          136,671
                                                                                                                      -------------
            Total liabilities ....................................................................                        7,163,934
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets ...........................................................................                    $ 290,956,703
                                                                                                                      =============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, $.001 par value, 100,000,000 shares authorized .........................                    $      17,536
            Paid-in capital in excess of par .....................................................                      292,758,399
            Accumulated realized capital losses -- net ...........................................   $ (57,005,182)
            Unrealized appreciation -- net .......................................................      55,185,950
                                                                                                     -------------
            Total accumulated losses -- net ......................................................                       (1,819,232)
                                                                                                                      -------------
            Total capital -- Equivalent to $16.59 per share based on 17,536,354 shares
              of Common Stock outstanding (market price -- $15.40) ...............................                    $ 290,956,703
                                                                                                                      =============

      See Notes to Financial Statements.


10         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007

Statement of Operations

For the Year Ended December 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (including $28,183 from affiliates) ........................................                    $   5,840,339
            Interest .............................................................................                          392,577
                                                                                                                      -------------
            Total income .........................................................................                        6,232,916
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees .............................................................   $   2,767,258
            Accounting services ..................................................................         118,641
            Professional fees ....................................................................          83,904
            Transfer agent fees ..................................................................          60,012
            Directors' fees and expenses .........................................................          59,743
            Custodian fees .......................................................................          41,855
            Listing fees .........................................................................          23,750
            Printing and shareholder reports .....................................................          21,219
            Licensing fees .......................................................................          18,064
            Other ................................................................................          34,209
                                                                                                     -------------
            Total expenses .......................................................................                        3,228,655
                                                                                                                      -------------
            Investment income -- net .............................................................                        3,004,261
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on:
                Investments (including $60,505 from affiliates) -- net ...........................       8,660,636
                Financial futures contracts -- net ...............................................         538,612
                Options written -- net ...........................................................       1,253,424       10,452,672
                                                                                                     -------------
            Unrealized appreciation/depreciation on:
                Investments -- net ...............................................................       2,687,027
                Financial futures contracts -- net ...............................................          38,897
                Options written -- net ...........................................................         131,260        2,857,184
                                                                                                     ------------------------------
            Total realized and unrealized gain -- net ............................................                       13,309,856
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations .................................                    $  16,314,117
                                                                                                                      =============

      See Notes to Financial Statements.


         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007         11

Statements of Changes in Net Assets

                                                                                                            For the Year Ended
                                                                                                               December 31,
                                                                                                     ------------------------------
Increase (Decrease) in Net Assets:                                                                        2007             2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net .............................................................   $   3,004,261    $   2,832,226
            Realized gain -- net .................................................................      10,452,672          774,200
            Unrealized appreciation/depreciation -- net ..........................................       2,857,184       31,262,204
                                                                                                     ------------------------------
            Net increase in net assets resulting from operations .................................      16,314,117       34,868,630
                                                                                                     ------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net .............................................................      (3,004,261)      (2,832,226)
            Realized gain -- net .................................................................     (13,594,148)     (28,157,455)
            Tax return of capital ................................................................     (18,306,939)      (3,331,717)
                                                                                                     ------------------------------
            Net decrease in net assets resulting from dividends and distributions
              to shareholders ....................................................................     (34,905,348)     (34,321,398)
                                                                                                     ------------------------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Value of shares issued to shareholders in reinvestment of dividends and
              distributions ......................................................................       2,962,020        3,739,938
                                                                                                     ------------------------------
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ..............................................     (15,629,211)       4,287,170
            Beginning of year ....................................................................     306,585,914      302,298,744
                                                                                                     ------------------------------
            End of year ..........................................................................   $ 290,956,703    $ 306,585,914
                                                                                                     ==============================

      See Notes to Financial Statements.


12         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007

Financial Highlights

                                                                                                                     For the Period
                                                                                            For the Year Ended          March 31,
                                                                                               December 31,             2005+ to
The following per share data and ratios have been derived                             ---------------------------     December 31,
from information provided in the financial statements.                                    2007            2006            2005
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
               Net asset value, beginning of period ...............................   $     17.65     $     17.62     $     19.10
                                                                                      ---------------------------------------------
               Investment income -- net*** ........................................           .17             .17             .13
               Realized and unrealized gain -- net ................................           .77            1.86             .42
                                                                                      ---------------------------------------------
               Total from investment operations ...................................           .94            2.03             .55
                                                                                      ---------------------------------------------
               Less dividends and distributions from:
                   Investment income -- net .......................................          (.17)           (.17)           (.13)
                   Realized gain -- net ...........................................          (.78)          (1.64)           (.74)
                   Tax return of capital ..........................................         (1.05)           (.19)          (1.13)
                                                                                      ---------------------------------------------
               Total dividends and distributions ..................................         (2.00)          (2.00)          (2.00)
                                                                                      ---------------------------------------------
               Offering costs resulting from the issuance of Common Stock .........            --              --            (.03)
                                                                                      ---------------------------------------------
               Net asset value, end of period .....................................   $     16.59     $     17.65     $     17.62
                                                                                      =============================================
               Market price per share, end of period ..............................   $     15.40     $     18.90     $     16.40
                                                                                      =============================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
               Based on net asset value per share .................................          5.75%          11.99%           3.11%@
                                                                                      =============================================
               Based on market price per share ....................................         (8.33%)         28.84%          (8.35%)@
                                                                                      =============================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
               Expenses ...........................................................          1.06%           1.07%           1.03%*
                                                                                      =============================================
               Investment income -- net ...........................................           .98%            .92%            .96%*
                                                                                      =============================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period (in thousands) ...........................   $   290,957     $   306,586     $   302,299
                                                                                      =============================================
               Portfolio turnover .................................................             5%              6%             17%
                                                                                      =============================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007         13

Notes to Financial Statements

1. Significant Accounting Policies:

S&P 500(R) Covered Call Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company with a fixed term of approximately five years. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol BEP. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

o Options -- The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund provides the purchaser with the right to potentially receive a cash


14         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007
      payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the written option. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received). Written options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Portions of the distributions paid by the Fund during the years ended December 31, 2007 and December 31, 2006 were characterized as a tax return of capital.

(f) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Fund typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. All tax years of the Fund are open at this time.


         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007         15

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory and Management Agreement and Transactions with
Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. In addition, IQ entered into a Subadvisory Agreement with Oppenheimer Capital LLC (the "Subadviser") pursuant to which the Subadviser provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ pays the Subadviser a monthly fee at an annual rate equal to .40% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock, Inc. ML& Co. is a principal owner of BlackRock, Inc.

Certain officers of the Fund are officers and/or directors of IQ, ML & Co., BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2007 were $13,784,488 and $37,940,162, respectively.

Transactions in call options written for the year ended December 31, 2007 were as follows:

-------------------------------------------------------------------------------
                                                        Number of    Premiums
                                                        Contracts    Received
-------------------------------------------------------------------------------
Outstanding call options written,
  beginning of year ............................          2,149    $  3,240,202
Options written ................................         25,377      67,703,699
Options closed .................................        (17,055)    (47,378,633)
Options expired ................................         (8,460)    (17,617,156)
                                                        -----------------------
Outstanding call options written,
  end of year ..................................          2,011    $  5,948,112
                                                        =======================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of Stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding for the years ended December 31, 2007 and December 31, 2006 increased by 167,360 and 208,295, respectively, as a result of dividend and distribution reinvestments.


16         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007

Notes to Financial Statements (concluded)

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                        12/31/2007    12/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..................................   $ 8,405,672   $24,936,858
  Long-term capital gains ..........................     8,192,737     6,052,823
  Tax return of capital ............................    18,306,939     3,331,717
                                                       -------------------------
Total distributions ................................   $34,905,348   $34,321,398
                                                       =========================

As of December 31, 2007, the components of accumulated losses on a tax basis were as follows:

------------------------------------------------------------------------------
Undistributed ordinary income -- net ...........................            --
Undistributed long-term capital gains -- net ...................            --
                                                                   -----------
Total undistributed earnings -- net ............................            --
Capital loss carryforward ......................................            --
Unrealized losses -- net .......................................   $(1,819,232)*
                                                                   -----------
Total accumulated losses -- net ................................   $(1,819,232)
                                                                   ===========

* The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain financial future and options contracts, the deferral of post-October capital gains (losses) for tax purposes, and the realization for tax purposes of unrealized losses on certain securities that are part of a straddle.


         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007         17

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of S&P 500(R) Covered Call Fund Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of S&P 500(R) Covered Call Fund Inc. as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500(R) Covered Call Fund Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, NJ
February 29, 2008

Fund Certification (Unaudited)

In May 2007, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Form N-CSR and are available on the Securities and Exchange Commission's website at http://www.sec.gov.

Important Tax Information (Unaudited)

The following information is provided with respect to the distributions paid by S&P 500(R) Covered Call Fund Inc. to shareholders of record on June 21, 2007 and December 20, 2007:

--------------------------------------------------------------------------------
Short-Term Capital Gains for Non-U.S. Residents ....................     15.47%*
--------------------------------------------------------------------------------
* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $.234713 per share to shareholders of record on June 21, 2007 and December 20, 2007.


18         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007

Automatic Dividend Reinvestment Plan

How the Plan Works -- The Fund offers a Dividend Reinvestment Plan (the "Plan") under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York Mellon (the "Plan Agent"). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant's account either (i) through receipt of additional unissued but authorized shares of the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund's net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a "market premium"), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund's net asset value per share is greater than the market price per share (a condition often referred to as a "market discount"), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder's account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or (ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan -- Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan, must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan -- The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees -- There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent's service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications -- The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not affect the tax-exempt status of exempt interest dividends paid by the Fund. If, when the Fund's shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information -- All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035, Telephone:
877-296-3711.


         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007         19

Directors and Officers

                                                                                                     Number of
                                                                                                     IQ Advisors-
                                                                                                     Affiliate
                                                                                                     Advised Funds   Other Public
                           Position(s)   Length of                                                   and Portfolios  Directorships
                           Held with     Time                                                        Overseen By     Held by
Name        Address & Age  Fund          Served**  Principal Occupation(s) During Past 5 Years       Director        Director
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Paul        P.O. Box 9095  Director &    2005 to   Professor, Columbia University Business School    11              None
Glasserman  Princeton, NJ  Chairman of   present   since 1991; Senior Vice Dean since July 2004.
            08543-9095     the Audit
            Age: 45        Committee
------------------------------------------------------------------------------------------------------------------------------------
Steven W.   P.O. Box 9095  Director &    2005 to   Retired since August 2002; Managing Director,     11              Ametek, Inc.
Kohlhagen   Princeton, NJ  Chairman of   present   Wachovia National Bank and its predecessors
            08543-9095     Nominating              (1992 - 2002).
            Age: 60        & Corporate
                           Governance
                           Committee
------------------------------------------------------------------------------------------------------------------------------------
William J.  P.O. Box 9095  Director &    2005 to   Retired since November 2004; Chairman and         11              None
Rainer      Princeton, NJ  Chairman of   present   Chief Executive Officer, OneChicago, LLC, a
            08543-9095     the Board               designated contract market (2001 - 2004);
            Age: 61                                Chairman, U.S. Commodity Futures
                                                   Trading Commission (1999 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Laura S.    P.O. Box 9095  Director      2007 to   Independent Consultant; Commissioner of the       11              CA, Inc.
Unger       Princeton, NJ                present   Securities and Exchange Commission (1997 -                        (software) and
            08543-9095                             2002), including Acting Chairperson of the SEC                    Ambac Financial
            Age: 46                                from February to August 2001; Regulatory Expert                   Group, Inc.
                                                   for CNBC (2002 - 2003).
            ------------------------------------------------------------------------------------------------------------------------
            *     Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate
                  Governance Committee.
            **    Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund's Bylaws, charter or by statute.


20         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007

Directors and Officers (concluded)

                           Position(s)   Length of
                           Held with     Time
Name        Address & Age  Fund          Served    Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Mitchell    P.O. Box 9011  President     2005 to   IQ Investment Advisors LLC, President since April 2004; MLPF&S, Managing
M. Cox      Princeton, NJ                present   Director, Head of Global Investments & Insurance Solutions and Head of Global
            08543-9011                             Alternative Investments since 2008; MLPF&S, Managing Director, Head of Financial
            Age: 42                                Products Group since 2007; Head of Global Wealth Management Market Investments &
                                                   Origination (2003 - 2007); MLPF&S, FAM Distributors ("FAMD"), Director since
                                                   2006; IQ Financial Products LLC, Director since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Justin C.   P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Managing
Ferri       Princeton, NJ  President     present   Director, Structured and Alternative Solutions since 2008; MLPF&S, Director,
            08543-9011                             Structured and Alternative Solutions in 2007; Director, Global Wealth Management
            Age: 32                                Market Investments & Origination (2005 - 2007); MLPF&S, Vice President, Global
                                                   Private Client Market Investments & Origination (2005); MLPF&S, Vice President,
                                                   Head of Global Private Client Rampart Equity Derivatives (2004 - 2005); MLPF&S,
                                                   Vice President, Co-Head Global Private Client Domestic Analytic Development
                                                   (2002 - 2004); mPower Advisors LLC, Vice President, Quantitative Development
                                                   (1999 - 2002).
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Secretary and Treasurer (2004 - March 2007);
Burke       Princeton, NJ  President     present   BlackRock, Inc., Managing Director since 2006; Merrill Lynch Investment
            08543-9011     and                     Managers, L.P. ("MLIM") and Fund Asset Management ("FAM") Managing Director
            Age: 47        Secretary               (2006); MLIM and FAM, First Vice President (1997 - 2005) and Treasurer (1999 -
                                                   2006); Princeton Services, Inc., Senior Vice President and Treasurer (1999 -
                                                   2006).
------------------------------------------------------------------------------------------------------------------------------------
James E.    P.O. Box 9011  Vice          2007 to   IQ Investment Advisors LLC, Treasurer since March 2007; MLPF&S, Director,
Hillman     Princeton, NJ  President     present   Structured and Alternative Solutions since 2007; Director, Global Wealth
            08543-9011     and                     Management Market Investments & Origination (September 2006 - 2007); Managed
            Age: 50        Treasurer               Account Advisors LLC, Vice President and Treasurer since November 2006;
                                                   Director, Citigroup Alternative Investments Tax Advantaged Short Term Fund in
                                                   2006; Director, Korea Equity Inc. Fund in 2006; Independent Consultant, January
                                                   to September 2006; Managing Director, The Bank of New York, Inc. (1999 - 2006).
------------------------------------------------------------------------------------------------------------------------------------
Catherine   P.O. Box 9011  Chief         2007 to   IQ Investment Advisors LLC, Chief Compliance Officer since April 2007; Merrill
A.          Princeton, NJ  Compliance    present   Lynch & Co., Inc., Director, Corporate Compliance since September 2007;
Johnston    08543-9011     Officer                 BlackRock, Inc., Director (2006 - 2007); MLIM, Director (2003 - 2006), Vice
            Age: 53                                President (1998 - 2003).
------------------------------------------------------------------------------------------------------------------------------------
Martin G.   P.O. Box 9011  Chief         2006 to   IQ Investment Advisors LLC, Chief Legal Officer since June 2006; Merrill Lynch &
Byrne       Princeton, NJ  Legal         present   Co., Inc., Office of General Counsel, Managing Director since 2006, First Vice
            08543-9011     Officer                 President (2002 - 2006), Director (2000 - 2002); Managed Account Advisors LLC,
            Age: 45                                Chief Legal Officer since November 2006; FAMD, Director since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Jay M.      P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Vice President (2005 - March 2007); BlackRock, Inc.,
Fife        Princeton, NJ  President     present   Managing Director since 2007; BlackRock, Inc., Director in 2006; MLIM, Director
            08543-9011                             (2000 - 2006); MLPF&S, Director (2000) and Vice President (1997 - 2000).
            Age: 37
------------------------------------------------------------------------------------------------------------------------------------
Colleen R.  P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Chief Administrative Officer and Secretary since
Rusch       Princeton, NJ  President     present   2007, Vice President since 2005; MLPF&S, Director, Structured and Alternative
            08543-9011     and                     Solutions since 2007; MLPF&S, Director, Global Wealth Management Market
            Age: 40        Assistant               Investments & Origination (2005 - 2007); MLIM, Director from January 2005 to
                           Secretary               July 2005; Vice President of MLIM (1998 - 2004).
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

NYSE Symbol

BEP


         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007         21

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


22         S&P 500(R) COVERED CALL FUND INC.          DECEMBER 31, 2007

  [LOGO]
    IQ
INVESTMENT
 ADVISORS                                                      www.IQIAFunds.com

S&P 500(R) Covered Call Fund Inc. seeks to provide total returns through a covered call strategy that seeks to approximate the performance, less fees and expenses, of the CBOE S&P 500(R) BuyWrite IndexSM.

This report, including the financial information herein, is transmitted to shareholders of S&P 500(R) Covered Call Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

S&P 500(R) Covered Call Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #IQBEP -- 12/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and
            (ii) each audit committee financial expert is independent: (1) Alan
            R. Batkin (resigned as of February 22, 2007) and (2) Steven W. Kohlhagen.

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
Registrant Name         End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
S&P 500(R)            $26,000      $26,000           $0            $0           $8,500        $11,500         $0             $0
Covered Call
Fund Inc.
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                 Registrant Name                  Year End           Year End
            --------------------------------------------------------------------
            S&P 500(R) Covered Call Fund Inc.    $2,102,500         $1,972,500
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $0, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

            Alan R. Batkin (resigned as of February 22, 2007)
            Steven W. Kohlhagen
            Paul Glasserman
            William J. Rainer
            Laura S. Unger (effective September 12, 2007)

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - The registrant has delegated the voting of proxies relating to its voting securities to its investment sub-adviser, Oppenheimer Capital LLC (the "Sub-Adviser" or "Oppenheimer Capital"). The Proxy Voting Policies and Procedures of the Sub-Adviser (the "Proxy Voting Policies") are attached as an Exhibit hereto.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2007.

            (a)(1) Mr. Stephen Bond-Nelson is primarily responsible for the day-to-day management of the registrant's portfolio. As of December 31, 2005, Mr. Stephen Bond-Nelson was a co-portfolio manager for the Fund. From 1999 to 2004, Stephen was a Senior Research Analyst at PEA Capital LLC. Prior to joining the firm, he was a Senior Research Analyst at Prudential Mutual Funds. He has over fourteen years of investment management experience.

            (a)(2) As of December 31, 2007:

            -----------------------------------------------------------------------------------------------------------------------
                                                                                             (iii) Number of Other Accounts and
                                      (ii) Number of Other Accounts Managed                     Assets for Which Advisory Fee is
                                           and Assets by Account Type                                 Performance-Based
            -----------------------------------------------------------------------------------------------------------------------
                                    Other             Other                                Other            Other
              (i) Name of         Registered          Pooled                             Registered        Pooled
               Portfolio          Investment        Investment         Other             Investment       Investment        Other
                Manager           Companies          Vehicles         Accounts           Companies         Vehicles        Accounts
            -----------------------------------------------------------------------------------------------------------------------
            Stephen
            Bond-Nelson              3                    3              0                   0                 3              0
            -----------------------------------------------------------------------------------------------------------------------
                               $2,355,731,235       $454,554,586        $0                  $0            $454,554,586       $0
            -----------------------------------------------------------------------------------------------------------------------

            (iv) Potential Material Conflicts of Interest

            The potential for conflicts of interests exists when portfolio managers are responsible for managing other accounts that have similar investment objectives and strategies as the Fund. Potential conflicts include, for example conflicts between investment strategies and conflicts in the allocation of investment opportunities. Typically, client portfolios having similar strategies are managed by portfolio managers in the same group using similar objectives, approach and philosophy. Therefore, portfolio holdings, relative position size and industry and sector exposures tend to be similar across portfolios with similar strategies, which minimizes the potential for conflicts of interest.

            Oppenheimer Capital may receive more compensation with respect to certain accounts managed in a similar style than that received with respect to the Fund or may receive compensation based in part on the performance of certain similarly managed accounts. This may create a potential conflict of interest for Oppenheimer Capital or its portfolio managers by providing an incentive to favor these types of accounts when for example, placing securities transactions. Similarly, it could be viewed as having a conflict of interest to the extent that Oppenheimer Capital or an affiliate has a proprietary investment in an account managed in a similar strategy, or the portfolio manager has personal investments in similarly managed strategies. Potential conflicts of interest may arise with both the aggregation and allocation of investment opportunities because of market factors or investment restrictions imposed upon Oppenheimer Capital by law, regulation, contract or internal policies. The allocation of aggregated trades, in particular those that were partially completed due to limited availability, could also raise a conflict of interest, as Oppenheimer Capital could have an incentive to allocate securities that are expected to increase in value to favored accounts, for example, initial public offerings of limited availability. Another potential conflict of interest may arise when transactions for one account occurs after transactions in a different account in the same or different strategy thereby increasing the value of the securities when a purchase follows a purchase of size in another account or similarly decreasing the value if it is a sale. Oppenheimer Capital also manages accounts that may engage in short sales of securities of the type in which the Fund invests. Oppenheimer Capital could be seen as harming the performance of the Fund for the benefit of the accounts engaging in the short sales if the short sales cause the market value of the securities to fall.

            Oppenheimer Capital or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments due to liquidity or other concerns or regulatory restrictions. Such policies may preclude a Fund from purchasing a particular security or financial instrument, even if such security or financial instrument would otherwise meet the Fund's objectives.

            Oppenheimer Capital and its affiliates' objective are to meet their fiduciary obligation with respect to all clients. Oppenheimer Capital and its affiliates have policies and procedures that are reasonably designed to seek to manage conflicts. Oppenheimer Capital and its affiliates monitor a variety of areas, including compliance with fund guidelines, trade allocations, and compliance with the respective Code of Ethics. Allocation policies and procedures are designed to achieve a fair and equitable allocation of investment opportunities among its client over time.

            Orders for the same equity security traded through a single trading desk or system are typically aggregated on a continual basis throughout each trading day consistent with Oppenheimer Capital's best execution obligation for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated on a pro-rata average price basis, subject to certain limited exceptions.

            (a)(3) As of December 31, 2007:

            Compensation. Mr. Bond-Nelson's compensation consists of the following elements:

            Base salary. The portfolio manager is paid a fixed base salary that is set at a level determined by Oppenheimer Capital. In setting the base salary, the firm's intentions are to be competitive in light of the portfolio manager's experience and responsibilities. Firm management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

            Annual bonus and Long Term Incentive Plan. The portfolio manager is eligible for an annual bonus in addition to a base salary. The bonus typically forms the majority of the individual's cash compensation and is based in part on pre-tax performance against the Fund's relevant benchmark or peer group ranking of the portfolio over a one or three year period, with some consideration for longer time periods. In addition to any bonus, the Firm utilizes two long-term incentive plans. The first plan is an Allianz Global Investors Plan for key employees. The plan provides awards that are based on the Compound Annual Growth Rate (CAGR) of Oppenheimer Capital over a period between either one year or over a three year period as well as the collective earnings growth of all the asset management companies of Allianz Global Investors. The second plan is a deferred retention award for key investment professionals. The deferred retention award typically vests over a three year period and is invested in the fund(s) that the individual manages.

            Participation in group retirement plans. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

            (a)(4) Beneficial Ownership of Securities. As of December 31, 2007, Mr. Bond-Nelson did not beneficially own any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable due to no such purchases during the period covered by this report.

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Corporate Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    S&P 500(R) Covered Call Fund Inc.

Date: February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    S&P 500(R) Covered Call Fund Inc.

Date: February 20, 2008


By: /s/ Mitchell M. Cox
    ---------------------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    S&P 500(R) Covered Call Fund Inc.

Date: February 20, 2008